Long-Term Borrowings - Long-term debt net of current portions (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Long-Term Borrowings
Outstanding Loan Balance	$ 651,628,487	$ 698,486,364
Less: Amounts due for settlement within 12 months	(47,942,084)	(78,903,582)
Long-term borrowings, net of current portion	603,686,403	619,582,782
No later than one year
Long-Term Borrowings
Outstanding Loan Balance	47,942,084	78,903,582
Later than one year and not later than five years
Long-Term Borrowings
Outstanding Loan Balance	335,178,782	278,087,160
Thereafter
Long-Term Borrowings
Outstanding Loan Balance	$ 268,507,621	$ 341,495,622